Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	333-274815-01
Entity Registrant Name	EMPIRE DISTRICT BONDCO, LLC
Entity Central Index Key	0001994341
Entity Tax Identification Number	93-3459519
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o The Empire District Electric Company
Entity Address, Address Line Two	602 S. Joplin Avenue
Entity Address, City or Town	Joplin
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64801
City Area Code	417
Local Phone Number	625-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false